Selected Statements of Comprehensive Income Data (Details) - Schedule of research and development expenses, net - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Selected Statements of Comprehensive Income Data (Details) - Schedule of research and development expenses, net [Line Items]
Total research and development expenses, net	$ 41,385	$ 31,462	$ 22,045
Salaries and social benefits [Member]
Selected Statements of Comprehensive Income Data (Details) - Schedule of research and development expenses, net [Line Items]
Total research and development expenses, net	11,017	8,307	5,016
Share-based payment [Member]
Selected Statements of Comprehensive Income Data (Details) - Schedule of research and development expenses, net [Line Items]
Total research and development expenses, net	1,185	1,600	705
Subcontractors [Member]
Selected Statements of Comprehensive Income Data (Details) - Schedule of research and development expenses, net [Line Items]
Total research and development expenses, net	21,880	16,752	12,695
Materials [Member]
Selected Statements of Comprehensive Income Data (Details) - Schedule of research and development expenses, net [Line Items]
Total research and development expenses, net	4,622	3,700	3,610
Depreciation [Member]
Selected Statements of Comprehensive Income Data (Details) - Schedule of research and development expenses, net [Line Items]
Total research and development expenses, net	1,314	1,220	195
Other [Member]
Selected Statements of Comprehensive Income Data (Details) - Schedule of research and development expenses, net [Line Items]
Total research and development expenses, net	871	970	1,725
Revaluation of royalty liability, net of receipt of royalty bearing grants [Member]
Selected Statements of Comprehensive Income Data (Details) - Schedule of research and development expenses, net [Line Items]
Total research and development expenses, net	$ 496	$ (1,087)	$ (1,901)